EARNINGS PER SHARE CALCULATIONS - Summary of Net Income for EPS Calculations, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Common Stock, Par or Stated Value Per Share		$ 0.01								$ 0.01
Loss from continuing operations, net of tax		$ 447	$ 86	$ (2,389)	$ (550)	$ 128	$ 222	$ (281)	$ (193)	$ (2,406)	$ (124)	$ (185)
Net income from continuing operations attributable to noncontrolling interests										28	29	39
Net income from continuing operations attributable to participating securities	[1]									0	1	17
(Loss) Income from continuing operations attributable to common stockholders										(2,434)	(154)	(241)
(Loss) Income from discontinued operations, net of tax		$ 217	$ 158	$ 82	$ 60	$ (60)	$ (155)	$ 256	$ (765)	(517)	(724)	(4,185)
Net income from discontinued operations attributable to noncontrolling interests										0	73	116
(Loss) Income from discontinued operations attributable to common stockholders										(517)	651	4,069
Net (loss) income available to common stockholders										$ (2,951)	$ 497	$ 3,828

[1]	TDCC restricted stock units are considered participating securities due to TDCC's practice of paying dividend equivalents on unvested shares.